Credit related Commitments and Contingent Liabilities - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Other Commitments and Contingent Liabilities [Abstract]
Other commitments	€ 136	€ 143
Other contingent liabilities	73	78
Total	€ 209	€ 220